Debt - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt
2026	$ 842
2027	405
2028	360
2029	204
2030 and thereafter	1,402
Total debt	$ 3,213	$ 7,476